Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000254615
Shareholder Report [Line Items]
Fund Name	Bain Capital Equity Opportunities Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-322-0576
Additional Information Website	https://www.baincapitalequityopportunitiesfund.com/
Expenses [Text Block]

*Annualized

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund generated a small positive return for the six-month period ending December 31, 2025, but underperformed the benchmark MSCI World Index as global equities rallied. During this period, equity markets experienced significant rotation between low- and high-quality names, with the latter suffering significant underperformance to the broader index. During the six months through December 31st, the S&P 500 Quality index significantly underperformed the broader S&P 500 Index. Within this environment, the Fund generated negative alpha given its general bias towards quality growth compounders.

The Fund’s exposure to the Financial sector was the largest positive contributor to performance, driven primarily by positions in select U.S. and European banks. Other positive contributors included a position in a consumer credit/finance company and a position in a major U.S. securities exchange. A position in an alternative asset management company detracted from performance.

The Industrial sector portfolio was the second largest return driver, led by long-standing exposure to commercial aerospace and electrical component businesses. We continue to see an attractive long-cycle opportunity within commercial aerospace among the engine and parts manufacturers and the original equipment manufacturers (OEM) – who continue to maintain 10-year order backlogs on strong airframe demand.

Consumer sector exposure was the largest detractor to the Fund’s performance over the period, driven by positions in UK retail and consumer product companies and a U.S. auto-parts business. The TMT sector also detracted from return, driven by positions in global software companies, a Korean ecommerce business and a cybersecurity company. Partially offsetting these losses were positions in a data center skilled labor business and a global semiconductor manufacturing company.

The portfolio ended December with 23 positions. The largest ten positions represent ~58% of capital. The median market capitalization of the portfolio is $107.6 billion and ~73% of the Fund’s assets are not represented in the S&P 500 index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Dec-2024	$9,870	$9,997	$10,126
Dec-2025	$10,830	$12,106	$11,936

Average Annual Return [Table Text Block]
	1 Year	Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	9.73%	7.02%
MSCI World Index	21.09%	17.65%
S&P 500® Index	17.88%	16.25%

Performance Inception Date	Oct. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,583,602
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	516.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,583,602 Number of Portfolio Holdings25 Advisory Fee (net of waivers)$0 Portfolio Turnover516%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Consumer Discretionary	1.4%
Technology	5.1%
Consumer Staples	7.0%
Communications	10.8%
Industrials	32.0%
Financials	43.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	9.0%
Liberty Media Corp-Liberty Formula One	7.9%
Airbus S.E.	6.0%
Performance Food Group Company	5.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.1%
Hubbell, Inc.	5.1%
Erste Group Bank A.G.	4.9%
Affiliated Managers Group, Inc.	4.9%
Citigroup, Inc.	4.9%
Banco Bilbao Vizcaya Argentaria S.A.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of Northern Lights Variable Trust (the “Trust”) has determined based, in part, on the recommendation of the investment adviser of the Bain Capital Equity Opportunities Fund (the “Portfolio”), that it is in the best interests of the Portfolio and its shareholders that the Portfolio cease operations. The Board has decided to close the Portfolio and redeem all remaining outstanding shares on May 1, 2026.

C000254614
Shareholder Report [Line Items]
Fund Name	Bain Capital Equity Opportunities Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-322-0576
Additional Information Website	https://www.baincapitalequityopportunitiesfund.com/
Expenses [Text Block]

*Annualized

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$168	1.60%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund generated a small positive return for the six-month period ending December 31, 2025, but underperformed the benchmark MSCI World Index as global equities rallied. During this period, equity markets experienced significant rotation between low- and high-quality names, with the latter suffering significant underperformance to the broader index. During the six months through December 31st, the S&P 500 Quality index significantly underperformed the broader S&P 500 Index. Within this environment, the Fund generated negative alpha given its general bias towards quality growth compounders.

The Fund’s exposure to the Financial sector was the largest positive contributor to performance, driven primarily by positions in select U.S. and European banks. Other positive contributors included a position in a consumer credit/finance company and a position in a major U.S. securities exchange. A position in an alternative asset management company detracted from performance.

The Industrial sector portfolio was the second largest return driver, led by long-standing exposure to commercial aerospace and electrical component businesses. We continue to see an attractive long-cycle opportunity within commercial aerospace among the engine and parts manufacturers and the original equipment manufacturers (OEM) – who continue to maintain 10-year order backlogs on strong airframe demand.

Consumer sector exposure was the largest detractor to the Fund’s performance over the period, driven by positions in UK retail and consumer product companies and a U.S. auto-parts business. The TMT sector also detracted from return, driven by positions in global software companies, a Korean ecommerce business and a cybersecurity company. Partially offsetting these losses were positions in a data center skilled labor business and a global semiconductor manufacturing company.

The portfolio ended December with 23 positions. The largest ten positions represent ~58% of capital. The median market capitalization of the portfolio is $107.6 billion and ~73% of the Fund’s assets are not represented in the S&P 500 index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Dec-2024	$9,870	$9,997	$10,126
Dec-2025	$10,820	$12,106	$11,936

Average Annual Return [Table Text Block]
	1 Year	Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	9.63%	6.94%
MSCI World Index	21.09%	17.65%
S&P 500® Index	17.88%	16.25%

Performance Inception Date	Oct. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,583,602
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	516.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$37,583,602 Number of Portfolio Holdings25 Advisory Fee (net of waivers)$0 Portfolio Turnover516%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	0.3%
Consumer Discretionary	1.4%
Technology	5.1%
Consumer Staples	7.0%
Communications	10.8%
Industrials	32.0%
Financials	43.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	9.0%
Liberty Media Corp-Liberty Formula One	7.9%
Airbus S.E.	6.0%
Performance Food Group Company	5.4%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.1%
Hubbell, Inc.	5.1%
Erste Group Bank A.G.	4.9%
Affiliated Managers Group, Inc.	4.9%
Citigroup, Inc.	4.9%
Banco Bilbao Vizcaya Argentaria S.A.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

The Board of Trustees of Northern Lights Variable Trust (the “Trust”) has determined based, in part, on the recommendation of the investment adviser of the Bain Capital Equity Opportunities Fund (the “Portfolio”), that it is in the best interests of the Portfolio and its shareholders that the Portfolio cease operations. The Board has decided to close the Portfolio and redeem all remaining outstanding shares on May 1, 2026.